Leases	12 Months Ended
Aug. 31, 2021
Presentation of leases for lessee [abstract]
Leases

14.	LEASES
Below is a summary of the activity related to the Company’s
right-of-use
assets for the years ended August 31, 2021 and 2020.

$

Net book value as at September 1, 2019	1,340

Additions	59

Amortization	(141)

Lease terminations and other	(12)

Net book value as at August 31, 2020	1,246

Additions	114

Amortization	(139)

Lease terminations and other	(28)

Net book value as at August 31, 2021	1,193

Below is a summary of the activity related to the Company’s lease liabilities for the years ended August 31, 2021 and 2020.

$
Balance as at September 1, 2019	1,324
Net additions	55
Interest on lease liabilities	44
Interest payments on lease liabilities	(44)
Principal payments of lease liabilities	(112)
Other	3

Balance as at August 31, 2020	1,270

Net additions	85
Interest on lease liabilities	45
Interest payments on lease liabilities	(45)
Principal payments of lease liabilities	(110)
Other	–

Balance as at August 31, 2021	1,245

Current	113

Long-term	1,157

Balance as at August 31, 2020	1,270

Current	110
Long-term	1,135

Balance as at August 31, 2021	1,245

Lease liabilities are subject to amortization schedules, which results in the principal being repaid over various periods, including reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 3.55% as at August 31, 2021. Refer to Note 30 for a maturity analysis of the Company’s lease liabilities.
The Company leases
Ku-band
and
C-band
transponders on the Anik F1R, Anik F2 and Anik G1 satellites. As part of the
Ku-band
transponder agreements with Telesat Canada, the Company is committed to paying annual transponder maintenance and licence fees for each transponder from the time the satellite becomes operational for a period of 15 years. As at August 31, 2021, the Company has recorded lease liabilities of $246 relating to these transponders.
Below is a summary of the Company’s other expenses related to leases included in operating, general and administrative expenses.

	2021 $	2020 $
Expe n ses related to variable lease components not included in lease liabilities	20	20
Expenses related to low-value leases	33	32

	53	52